SCHEDULE OF WARRANTS ACTIVITY (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Granted			995,000	8,758,954
Warrants, Canceled	(257,000)	0
Warrant [Member] | Private Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Outstanding - Balance			8,633,229	78,252	78,252	115,467
Warrants, Granted					8,758,954	30,500
Warrants, Expired						(55,215)
Warrants, Canceled					(203,977)	(12,500)
Warrants, Outstanding - Balance					8,633,229	78,252
Placement Agent Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Outstanding - Balance			8,633,229	78,252	78,252
Warrants, Granted				8,758,954
Warrants, Expired			(12,000)
Warrants, Outstanding - Balance	7,626,229	8,837,206	7,626,229	8,837,206	8,633,229	78,252
Warrants, Exercised			(995,000)
Warrants, Canceled